Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	4.44%	4.43%	4.24%
Risk-free interest rate of return, maximum	5.21%	5.22%	5.66%
Expected term	6 years	6 years	6 years
Volatility, minimum	60.70%	62.50%	62.50%
Volatility, maximum	62.30%	64.20%	66.10%
Dividend yield		3.50%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return			5.45%
Expected term			10 years
Volatility			56.60%
Exercise price			$ 0.0001
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	3.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	3.50%